Document and Entity Information	12 Months Ended
Sep. 30, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	DL
Entity Registrant Name	CHINA DISTANCE EDUCATION HOLDINGS LTD
Entity Central Index Key	0001438644
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	133,275,521
Entity Shell Company	false
Entity Emerging Growth Company	false